Employee benefits expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee benefits expense [abstract]
Director fees	$ 348	$ 336
Employee benefits expense	1,378	1,542
Share-based payments	(86)	297
Total employee benefit expense	$ 1,640	$ 2,175